Employee Benefit Plans (Net Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in Consolidated Balance Sheets:
Pensions and postretirement health care benefits (noncurrent)	$ (298.6)	$ (226.5)
ENPP [Member]
Change in benefit obligation
Benefit obligation at beginning of year	20.5	16.5
Service cost	1.8	1.4	1.2
Interest cost	1.0	0.9	0.8
Actuarial loss (gain)	4.0	2.3
Amendments	4.5	0.2
Benefits Paid	(0.8)	(0.8)
Benefit obligation at end of year	31.0	20.5	16.5
Change in plan assets
Benefits Paid	(0.8)	(0.8)
Funded status	(31.0)	(20.5)
Unrecognized net actuarial loss	6.9	3.0
Unrecognized prior service (credit) cost	6.5	2.6
Accumulated other comprehensive loss	(13.4)	(5.6)
Net amount recognized	(31.0)	(20.5)
Amounts recognized in Consolidated Balance Sheets:
Other long-term asset	(30.0)	(19.6)
Other current liabilities	(1.0)	(0.9)
Pension Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year	713.4	728.2
Service cost	14.4	15.2	8.8
Interest cost	40.1	38.4	36.7
Plan participants' contributions	1.8	1.6
Actuarial loss (gain)	41.6	(3.4)
Acquisitions	8.9	0
Amendments	0.7	3.3
Settlements	(0.6)	0
Curtailments	0	(0.5)
Benefits Paid	(46.7)	(44.7)
Special termination benefits and other	0.2	0.3
Foreign currency exchange rate changes	(7.9)	(25.0)
Benefit obligation at end of year	765.9	713.4	728.2
Change in plan assets
Fair value of plan assets at beginning of year	529.1	489.2
Actual return on plan assets	7.7	66.7
Employer Contributions	32.4	31.2
Plan participants' contributions	1.8	1.6
Benefits Paid	(46.7)	(44.7)
Settlements	(0.6)	0
Other	0	0.1
Foreign currency exchange rate changes	(2.9)	(15.0)
Fair value of plan assets at end of year	520.8	529.1	489.2
Funded status	(245.1)	(184.3)
Unrecognized net actuarial loss	299.3	234.9
Unrecognized prior service (credit) cost	(0.3)	(1.2)
Accumulated other comprehensive loss	(299.0)	(233.7)
Net amount recognized	(245.1)	(184.3)
Amounts recognized in Consolidated Balance Sheets:
Other long-term asset	0.2	0.5
Other current liabilities	(6.6)	(5.0)
Pensions and postretirement health care benefits (noncurrent)	(238.7)	(179.8)
Postretirement Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year	28.8	28.1
Service cost	0.1	0.1	0.1
Interest cost	1.6	1.5	1.7
Actuarial loss (gain)	3.0	0.9
Benefits Paid	(1.6)	(1.9)
Special termination benefits and other	0.1	0
Foreign currency exchange rate changes	(0.2)	0.1
Benefit obligation at end of year	31.8	28.8	28.1
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Employer Contributions	1.5	1.8
Benefits Paid	(1.6)	(1.9)
Other	0.1	0.1
Fair value of plan assets at end of year	0	0	0
Funded status	(31.8)	(28.8)
Unrecognized net actuarial loss	9.4	6.7
Unrecognized prior service (credit) cost	0.1	(0.2)
Accumulated other comprehensive loss	(9.5)	(6.5)
Net amount recognized	(31.8)	(28.8)
Amounts recognized in Consolidated Balance Sheets:
Other long-term asset	0	0
Other current liabilities	(1.9)	(1.7)
Pensions and postretirement health care benefits (noncurrent)	$ (29.9)	$ (27.1)